TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reduced corporate tax rate in current and next fiscal year	15.00%
Reduced corporate tax rate in current and next fiscal year if located in certain development zone	10.00%
Reduced corporate tax rate in fiscal years two and three after current year	12.50%
Reduced corporate tax rate in fiscal years two and three after current year if located in certain development zone	7.00%
Reduced corporate tax rate in fiscal years four and thereafter after current year	12.00%
Reduced corporate tax rate in fiscal years four and thereafter after current year if located in certain development zone	6.00%
Withholding tax on dividends distributed out of income for Preferred Enterprises	15.00%
Statutory company tax rate in next fiscal year	25.00%
Statutory tax rate for next fiscal year	24.00%
Corporate statutory tax rate on 2018	23.00%
Tax loss carryforwards		$ 22,500
Capital losses		4,700
Income tax expense (benefit)	$ 74	1,158	$ 218	$ 1,634
Valuation allowance for deferred tax assets	$ 5,256	5,175
Net change in deferred tax asset valuation allowance		$ 80	$ (2,075)	$ (192)
Zone C [Member]
Tax exemption period on undistributed income, years	2 years
Maximum [Member]
Reduced corporate tax rate if foreign investment ownership threshold is reached or exceeded	20.00%